Offerings - Offering: 1	Jun. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	10.00% Series A Perpetual Stride Preferred Stock, $0.001 par value per share
Amount Registered | shares	11,764,700
Proposed Maximum Offering Price per Unit	85
Maximum Aggregate Offering Price	$ 999,999,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,099.92
Offering Note
(1)
The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act and paid in accordance with Rule 456(b) under the Securities Act.

(2)
The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering of the registrant’s 10.00% Series A Perpetual Stride Preferred Stock, $0.001 par value per share. The maximum aggregate offering price of that offering is $999,999,500.